Schedule of Share Based Payment Arrangement Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Outstanding, number of options, beginning balance	8,629,000	6,870,150	5,875,750
Outstanding, weighted average exercise price, beginning balance	$ 0.43	$ 0.48	$ 0.39
Granted, number of options	1,885,000	2,550,000	2,675,000
Granted, Weighted average exercise price	$ 0.22	$ 0.37	$ 0.60
Exercised, number of options			(70,000)
Exercised, weighted average exercise price			$ (0.45)
Expired, number of options	(1,988,000)	(506,150)	(570,000)
Expired, weighted average exercise price	$ (0.46)	$ (0.40)	$ (0.43)
Cancelled, number of options	(460,000)	(285,600)	(1,040,600)
Cancelled, weighted average exercise price	$ (0.44)	$ (0.48)	$ (0.42)
Outstanding, number of options, ending balance	8,066,000	8,629,000	6,870,150
Outstanding, weighted average exercise price, ending balance	$ 0.39	$ 0.43	$ 0.48